Condensed Consolidated Statement of Stockholders' Equity - USD ($)	Preferred Stock [Member]	Preferred Stock [Member] Reverse Stock Split [Member]	Preferred Stock [Member] Reverse Stock Split [Member]	Common Stock [Member]	Common Stock [Member] Reverse Stock Split [Member]	Common Stock [Member] Reverse Stock Split [Member]	Common Stock Subscription Receivable [Member]	Common Stock Subscription Receivable [Member] Reverse Stock Split [Member]	Common Stock Subscription Receivable [Member] Reverse Stock Split [Member]	Additional Paid-in Capital [Member]	Additional Paid-in Capital [Member] Reverse Stock Split [Member]	Additional Paid-in Capital [Member] Reverse Stock Split [Member]	AOCI Attributable to Parent [Member]	AOCI Attributable to Parent [Member] Reverse Stock Split [Member]	AOCI Attributable to Parent [Member] Reverse Stock Split [Member]	Retained Earnings [Member]	Retained Earnings [Member] Reverse Stock Split [Member]	Retained Earnings [Member] Reverse Stock Split [Member]	Total	Reverse Stock Split [Member]	Reverse Stock Split [Member]
Balance at Dec. 31, 2021				$ 519			$ (32,500)			$ 13,835,882						$ (10,667,704)			$ 3,136,197
Balance, shares at Dec. 31, 2021	1			5,187,062
Net loss																(4,639,662)			(4,639,662)
Shares issued in Initial Public Offering				$ 375						8,974,282									8,974,657
Shares issued in Initial Public Offering, shares				3,750,000
Issuance of shares for contingent stock liability				$ 24						495,976									496,000
Issuance of shares for contingent stock liability, shares				235,294
Share-based compensation charges										1,136,638									1,136,638
Fractional share adjustment
Fractional share adjustment, shares				59
Issuance of common stock for services				$ 23						290,528									$ 290,551
Issuance of common stock for services, shares				235,000															235,000
Foreign Currency Translation													214,253						$ 214,253
Collection of stock subscription							32,500												32,500
Balance at Dec. 31, 2022				$ 43		$ 941				24,734,204		$ 24,733,306	214,253		$ 214,253	(15,307,366)		$ (15,307,366)	9,641,134		$ 9,641,134
Balance, shares at Dec. 31, 2022	1	1		427,610	9,407,415
Net loss																(2,111,830)			(2,111,830)
Share-based compensation charges										383,100									383,100
Foreign Currency Translation													270,983						270,983
Shares issued in Offering				$ 10						2,783,375									2,783,385
Shares issued in Offering, shares				102,206
Balance at Mar. 31, 2023				$ 53						27,900,679			485,236			(17,419,196)			10,966,772
Balance, shares at Mar. 31, 2023	1			529,816
Balance at Dec. 31, 2022				$ 43		941				24,734,204		24,733,306	214,253		214,253	(15,307,366)		(15,307,366)	9,641,134		9,641,134
Balance, shares at Dec. 31, 2022	1	1		427,610	9,407,415
Net loss																			(6,739,999)
Balance at Sep. 30, 2023				$ 69						32,367,297			275,568			(22,047,365)			10,595,569
Balance, shares at Sep. 30, 2023	1			694,294
Balance at Dec. 31, 2022				$ 43		941				24,734,204		24,733,306	214,253		214,253	(15,307,366)		(15,307,366)	9,641,134		9,641,134
Balance, shares at Dec. 31, 2022	1	1		427,610	9,407,415
Net loss																		$ (9,841,638)	(9,841,638)		(9,841,638)
Share-based compensation charges												963,023									963,023
Foreign Currency Translation															$ 377,559						377,559
Shares issued in Offering						225						2,783,160									2,783,385
Shares issued in Offering, shares				2,248,521
Shelf Registration Offering – see Note 8						$ 362						2,457,642									2,458,004
Shelf Registration Offering - see Note 8, shares				3,618,521
Private Placement Offering – see Note 8												$ 1,552,819									$ 1,552,819
Balance at Dec. 31, 2023				$ 69	$ 1,528					32,491,409	$ 32,489,950		591,812	$ 591,812		(25,149,004)	$ (25,149,004)		7,934,286	$ 7,934,286
Balance, shares at Dec. 31, 2023	1	1		694,294	15,274,457
Balance at Mar. 31, 2023				$ 53						27,900,679			485,236			(17,419,196)			10,966,772
Balance, shares at Mar. 31, 2023	1			529,816
Net loss																(2,605,825)			(2,605,825)
Share-based compensation charges										254,446									254,446
Foreign Currency Translation													73,876						73,876
Balance at Jun. 30, 2023				$ 53						28,155,125			559,112			(20,025,021)			8,689,269
Balance, shares at Jun. 30, 2023	1			529,816
Net loss																(2,022,344)			(2,022,344)
Share-based compensation charges										201,365									201,365
Foreign Currency Translation													(283,544)						(283,544)
Shelf Registration Offering – see Note 8				$ 16						2,457,988									2,458,004
Shelf Registration Offering - see Note 8, shares				164,478
Private Placement Offering – see Note 8										1,552,819									1,552,819
Balance at Sep. 30, 2023				$ 69						32,367,297			275,568			(22,047,365)			10,595,569
Balance, shares at Sep. 30, 2023	1			694,294
Balance at Dec. 31, 2023				$ 69	$ 1,528					32,491,409	32,489,950		591,812	591,812		(25,149,004)	(25,149,004)		7,934,286	7,934,286
Balance, shares at Dec. 31, 2023	1	1		694,294	15,274,457
Net loss																(982,386)			(982,386)
Share-based compensation charges										126,387									126,387
Foreign Currency Translation													(218,053)						(218,053)
Exercise of Pre-Funded Warrants				$ 2						394									396
Exercise of Pre-Funded Warrants, shares				18,020
Balance at Mar. 31, 2024				$ 71						32,618,190			373,759			(26,131,390)			6,860,630
Balance, shares at Mar. 31, 2024	1			712,314
Balance at Dec. 31, 2023				$ 69	$ 1,528					32,491,409	$ 32,489,950		591,812	$ 591,812		(25,149,004)	$ (25,149,004)		7,934,286	$ 7,934,286
Balance, shares at Dec. 31, 2023	1	1		694,294	15,274,457
Net loss																			(4,769,774)
Balance at Sep. 30, 2024				$ 170						35,941,738			482,572			(29,918,777)			6,505,703
Balance, shares at Sep. 30, 2024				1,694,110
Balance at Mar. 31, 2024				$ 71						32,618,190			373,759			(26,131,390)			6,860,630
Balance, shares at Mar. 31, 2024	1			712,314
Net loss																(2,102,327)			(2,102,327)
Share-based compensation charges										201,918									201,918
Foreign Currency Translation													(21,911)						(21,911)
Exercise of Pre-Funded Warrants, shares				135,683
Exercise of Pre-Funded Warrants				$ 14						2,971									2,985
Registration A Offering				$ 19						1,296,903									1,296,922
Registration A Offering, shares				190,773
Warrant Inducements				$ 26						978,955									978,981
Warrant Inducements, shares				260,799
Balance at Jun. 30, 2024				$ 130						35,098,937			351,848			(28,233,717)			7,217,198
Balance, shares at Jun. 30, 2024	1			1,299,569
Net loss																(1,685,060)			(1,685,060)
Share-based compensation charges										116,193									116,193
Foreign Currency Translation													130,723						130,723
Cancellation of Preferred Share
Cancellation of Preferred Share, shares	(1)
Issuance of Common Stock – see Note 7				$ 26						726,324									726,350
Issuance of Common Stock, shares				259,091
Warrant exercise				$ 14						284									298
Warrant exercise, shares				135,450
Balance at Sep. 30, 2024				$ 170						$ 35,941,738			$ 482,572			$ (29,918,777)			$ 6,505,703
Balance, shares at Sep. 30, 2024				1,694,110